Shareholders' equity	6 Months Ended
Jun. 30, 2025
Shareholders' equity
Shareholders' equity

Note 14 — Shareholders’ equity

The Company was established as a holding company under the laws of the Cayman Islands on February 20, 2023. The original authorized number of ordinary shares is 200,000,000 shares with par value of US$0.01 per share. On May 23, 2025, the Company authorized and approved a consolidation of its authorized issued and unissued ordinary shares on an 8:1 basis (“Share Consolidation”) from 200,000,000 shares to 25,000,000 shares with par value of US$0.08 per share. In addition, the Company authorized and approved a change to its authorized share capital and the reclassification of its share structure (“Change of Authorized Share Capital”). Pursuant to the Change of Authorized Share Capital, the Company’s authorized share capital was increased from $2,000,000 divided into 25,000,000 ordinary shares of a par value of $0.08 each, to an aggregate of (i) $2,000,000 divided into 25,000,000 ordinary shares of a par value of $0.08 each, and (ii) $50,000 divided into 500,000,000 shares of a par value of $0.0001 each, consisting of (a) 395,000,000 Class A ordinary shares (“Class A Ordinary Shares”), (b) 75,000,000 Class B ordinary shares (“Class B Ordinary Shares”), and (c) 30,000,000 preference shares (“Preference Shares”), each with such rights and restrictions as set forth in the Company’s second amended and restated memorandum and articles of association. Immediately following such increase in authorized share capital, the Company issued (i) an aggregate of approximately 2,014,893 Class A Ordinary Shares to all of its existing shareholders, other than JD LIYUAN LIMITED, pro rata, based on their existing shareholding percentages, and (ii) 1,052,063 Class B Ordinary Shares to JD LIYUAN LIMITED (together, the “Issue of Dual Class Shares”). Such issuances did not affect the relative shareholding percentages of any shareholder. Following the Issue of Dual Class Shares, the Company repurchased all of the approximately 3,066,935 issued ordinary shares of $0.08 par value held by its shareholders and simultaneously cancelled such shares and cancelled all 25,000,000 of its remaining authorized but unissued ordinary shares of $0.08 par value. As a result of the Share Consolidation and Change of Authorized Share Capital, the Company’s authorized share capital became $50,000 divided into 500,000,000 shares of a par value of $0.0001 each, consisting of 395,000,000 Class A Ordinary Shares, 75,000,000 Class B Ordinary Shares, and 30,000,000 Preference Shares.

As of December 31, 2024 and June 30, 2025, 2,014,893 Class A Ordinary Shares and 1,052,063 Class B Ordinary Shares were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the Share Consolidation, Change of Authorized Share Capital and Issue of Dual Class Shares.

Additional paid-in capital

As of December 31, 2024 and June 30, 2025, additional paid-in capital in the consolidated balance sheet represented the net proceeds from IPO and the underwriters’ exercise of an over-allotment option after deducting underwriting discounts the offering expenses payable.

Statutory reserves and restricted net assets

The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Group’s board of directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately RMB2,054,975 and RMB2,054,975 (US$286,863) as of December 31, 2024 and June 30, 2025, respectively.

Because the Group’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Group’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was RMB4,784,059 and RMB4,784,059 (US$667,829) as of December 31, 2024 and June 30, 2025, respectively.

Note 14 — Shareholders’ equity (continued)

Ordinary shares subscribed

Subscribed shares are shares that shareholders have promised to buy. As of December 31, 2024 and June 30, 2025, the total number of shares that shareholders promised to buy were up to 1,727,393 Class A ordinary shares and 1,052,063 Class B ordinary shares which were issued and outstanding, as of such dates, respectively. The shares are presented on a retroactive basis to reflect the Share Consolidation, Change of Authorized Share Capital and Issue of Dual Class Shares. The total number of shares that shareholders have promised to buy are expected to be paid for by December 31, 2025.